COMMON STOCK	9 Months Ended	12 Months Ended
	Jul. 31, 2023	Oct. 31, 2022
Equity [Abstract]
COMMON STOCK

NOTE 6 – COMMON STOCK

The Company is authorized to issue 985,000,000 shares of common stock, par value $.001.

Increase in Authorized Capital Stock

On January 4, 2023, the Board of Directors and a majority of the Company’s stockholders approved the proposal to increase the number of shares of capital stock that the Company is authorized to issue to 1,000,000,000. On January 6, 2023, the Company filed a Certificate of Amendment to the Articles of Incorporation with the Secretary of State of Nevada to increase the total authorized capital from 510,000,000 shares to 1,000,000,000 shares consisting of 985,000,000 shares of common stock, par value $0.001, and 15,000,000 shares of preferred stock, par value $0.001.

Stock Issued

On December 9, 2020, the Company issued 95,000,000 shares of common stock to Douglas Anderson for consulting services totaling $95,000. Subsequently, in a private transaction, the 95,000,000 shares of Common Stock were transferred to were transferred to HNO Green Fuels Inc., a Nevada corporation, of which Donald Owens is the Chief Executive Officer/control person.

On December 9, 2020, the Company issued 5,000,000 shares of common stock to Eden Capital LLC for consulting services totaling $5,000. On September 22, 2021, these shares were returned to the company and canceled due to new management and these consulting services are no longer required.

On September 20, 2020, the Company entered into a consulting agreement with DWC, LLC. Pursuant to the terms of the consulting agreement DWC, LLC is to receive 4,000,000 restricted shares of the Company’s common stock in exchange for corporate consulting services to be performed. In addition, DWC, LLC has agreed to pay par value of the shares. As of the year ended October 31, 2020, these shares had not yet been issued and were recorded as a stock payable, and payment of par value of the shares was recorded as a stock subscription receivable. On December 9, 2020, these shares were issued. On October 14, 2021, these shares were returned to the Company and canceled due to new management and these consulting services are no longer required.

On November 13, 2021, the Company entered into a Share Exchange Agreement by and between Company and Donald Owens (the “Share Exchange Agreement”), who was the sole shareholder of HNO Hydrogen Generators, Inc., owning 10,000 shares of common stock, par value $0.001 per share, of HNO Hydrogen Generators, Inc. (the “HNO Delaware Shares”); pursuant to which the Company agreed to acquire the HNO Delaware Shares from Mr. Owens in exchange for the issuance by the Company to Mr. Owens of 20,000 shares of common stock, par value $0.001 per share, of the Company. The Share Exchange Agreement and the transactions set forth therein were approved by the Company’s Board on November 13, 2021, and transactions closed on the same day, at which time HNO Hydrogen Generators, Inc., became a wholly owned subsidiary of the Company.

On August 22, 2022, the Company entered into a Termination of Share Exchange Agreement by and between the Company and Donald Owens, pursuant to which both parties agreed to cancel the Share Exchange Agreement dated November 13, 2021. Mr. Owens’ 20,000 shares of common stock were returned to the Company for cancellation and the 10,000 HNO Delaware Shares were returned to Mr. Owens. HNO Hydrogen Generators, Inc. is no longer a wholly owned subsidiary of the Company.

During the quarter ended January 31, 2023, the Company entered into Stock Subscription Agreements with Donald Owens, the Company’s Chairman of the Board of Directors, whereby the Company privately sold a total of 175,000,000 shares of its common stock, $0.001 par value per share, (“common stock”) for a cash purchase price of $175,000. Donald Owens is an “accredited investor” (under Rule 506 (b) of Regulation D under the Securities Act of 1933, as amended). The $175,000 in proceeds from the sale of common stock will be used for operating capital. The shares are ‘restricted securities’ under Rule 144 of the Securities Act.

On January 17, 2023, the Company entered into a Stock Subscription Agreement with William Parker, a member of the Company’s Board of Directors, whereby the Company privately sold a total of 5,000,000 shares of its common stock, $0.001 par value per share, (“common stock”) for a cash purchase price of $5,000. William Parker is an “accredited investor” (under Rule 506 (b) of Regulation D under the Securities Act of 1933, as amended). The $5,000 in proceeds from the sale of common stock will be used for operating capital. The shares are ‘restricted securities’ under Rule 144 of the Securities Act.

On January 11, 2023, the Company entered into a Stock Subscription Agreement with Hossein Haririnia, the Company’s Treasurer and a member of the Board of Directors, whereby the Company privately sold a total of 2,000,000 shares of its common stock, $0.001 par value per share, (“common stock”) for a cash purchase price of $2,000. Hossein Haririnia is an “accredited investor” (under Rule 506 (b) of Regulation D under the Securities Act of 1933, as amended). The $2,000 in proceeds from the sale of common stock will be used for operating capital. The shares are ‘restricted securities’ under Rule 144 of the Securities Act.

The Company agreed to issue 20,000,000 shares of its common stock for settlement of the $20,000 note payable dated November 19, 2021 to HNO Green Fuels. The note matured on December 19, 2022 and was settled in full on December 26, 2022 with the issuance of these shares. The shares are ‘restricted securities’ under Rule 144 and the issuance of the shares was made in reliance upon the exemption provided in Section 4(a)(2) of the Securities Act of 1933, as amended.

The Company's Board of Directors granted approval for the issuance of 2,025,000 shares of our common stock with a value of $0.001 on January 2, 2023, in exchange for services rendered to the Company. These shares are considered "restricted securities" under Rule 144 and were issued under the exemption provided by Section 4(a)(2) of the Securities Act of 1933, as amended.

On January 31, 2023, the Company entered into Stock Subscription Agreements with Donald Owens, the Company’s Chairman of the Board of Directors, whereby the Company privately sold a total of 100,000,000 shares of its common stock, $0.001 par value per share, (“common stock”) for a cash purchase price of $100,000. Donald Owens is an “accredited investor” (under Rule 506 (b) of Regulation D under the Securities Act of 1933, as amended). The $100,000 in proceeds from the sale of common stock will be used for operating capital. The shares are ‘restricted securities’ under Rule 144 of the Securities Act.  As of January 31, 2023, these shares had not yet been issued and therefore were recorded as a stock payable. On February 1, 2023, these shares were issued.

On June 9, 2023, the Company entered into a Stock Subscription Agreement with Hossein Haririnia, the Company’s Treasurer and a member of the Board of Directors, whereby the Company privately sold a total of 8,000,000 shares of its common stock, $0.001 par value per share, (“common stock”) for a cash purchase price of $8,000. Hossein Haririnia is an “accredited investor” (under Rule 506 (b) of Regulation D under the Securities Act of 1933, as amended). The $8,000 in proceeds from the sale of common stock will be used for operating capital. The shares were issued as ‘restricted securities’ under Rule 144 of the Securities Act.

During the quarter ended July 31, 2023, the Company issued 1,968,032 shares of common stock at a fixed price of $1.00 per share for a total of $1,968,032 in cash under the Company’s active Regulation A offering, qualified by the Securities Exchange Commission on May 3, 2023.

As of July 31, 2023 and October 31, 2022, the Company had 419,258,331 and 105,265,299 shares of common stock issued and outstanding, respectively.

Stock Receivable

On March 31, 2022, the Company issued 10,000,000 shares of common stock Vivaris Capital, LLC in exchange for $10,000 cash consideration. However, Vivaris Capital, LLC has not paid for the shares, and the Company has been unsuccessful in its attempts to collect the funds or have the shares returned.

During the quarter ended July 31, 2023, the Company issued 13,750 shares of common stock under Regulation A offering to various shareholders that have not yet paid for shares; therefore, $13,750 has been classified as common stock receivable.

Stock Payable

During the quarter ended July 31, 2023, the Company sold 19,750 shares of common stock under Regulation A offering to various shareholders that have not yet been issued by the transfer agent; therefore, $19,750 has been classified as common stock payable.

Note 6 – Common stock

The Company is authorized to issue 985,000,000 shares of common stock, par value $001.

Stock Issued

On December 9, 2020, the Company issued 95,000,000 shares of common stock to Douglas Anderson for consulting services totaling $95,000. Subsequently, in a private transaction the 95,000,000 shares of Common Stock were transferred to were transferred to HNO Green Fuels Inc., a Nevada corporation, of which Donald Owens is Chief Executive Officer/control person.

On December 9, 2020, the Company issued 5,000,000 shares of common stock to Eden Capital LLC for consulting services totaling $5,000. On September 22, 2021, these shares were returned to the company and cancelled due to new management and these consulting services no longer required.

On September 20, 2020, the Company entered into a consulting agreement with DWC, LLC. Pursuant to the terms of the consulting agreement DWC, LLC is to receive 4,000,000 restricted shares of the Company’s common stock in exchange for corporate consulting services to be performed. In addition, DWC, LLC has agreed to pay par value of the shares. As of the year ended October 31, 2020, these shares had not yet been issued and were recorded as a stock payable and payment of par value of the shares was recorded as a stock subscription receivable. On December 9, 2020, these shares were issued. On October 14, 2021, these shares were returned to the Company and cancelled due to new management and these consulting services no longer required.

On November 13, 2021, Company entered into a Share Exchange Agreement by and between Company and Donald Owens (the “Share Exchange Agreement”), who was the sole shareholder of HNO Hydrogen Generators, Inc., owning 10,000 shares of common stock, par value $0.001 per share, of HNO Hydrogen Generators, Inc. (the “HNO Delaware Shares”); pursuant to which the Company agreed to acquire the HNO Delaware Shares from Mr. Owens in exchange for the issuance by the Company to Mr. Owens of 20,000 shares of common stock, par value $0.001 per share, of the Company. The Share Exchange Agreement and the transactions set forth therein were approved by the Company’s Board on November 13, 2021 and transactions closed on the same day, at which time HNO Hydrogen Generators, Inc., became a wholly owned subsidiary of the Company.

On August 22, 2022, the Company entered into a Termination of Share Exchange Agreement by and between the Company and Donald Owens, pursuant to which both parties agreed to cancel the Share Exchange Agreement dated November 13, 2021. Mr. Owens’ 20,000 shares of common stock were returned to the Company for cancellation and the 10,000 HNO Delaware Shares were returned to Mr. Owens. HNO Hydrogen Generators, Inc. is no longer a wholly owned subsidiary of the Company.

Stock Receivable

On March 31, 2022, the Company issued 10,000,000 shares of common stock Vivaris Capital, LLC in exchange for $10,000 cash consideration. However, Vivaris Capital, LLC have not paid for the shares, and the Company has been unsuccessful in its attempts to collect the funds or have the shares returned.

As of October 31, 2022 and October 31, 2021, the Company had 105,265,299 and 95,265,299 shares of common stock issued and outstanding, respectively.